CONCENTRATION AND RISKS - Additional Information (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (Decrease) In Foreign Currency Exchange Rate	20.00%	6.50%	1.60%	(5.00%)